BUSINESS - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 01, 2022 USD ($)	Nov. 22, 2021 USD ($)	Apr. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Apr. 27, 2021 $ / shares
Description Of Merger [Abstract]
Proceeds received			$ 550,322
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.00001
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.000001
Exchange ratio			4.6432
Sale of stock, number of shares Issued in transaction (in shares) | shares			22,500,000
Sale of stock (in dollars per share) | $ / shares			$ 10
Sale of stock aggregate purchase price			$ 225,000
Net liabilities			$ 302,200
Liquidity And Going Concern [Abstract]
Cash and cash equivalents				$ 747,780	$ 6,942
Short-term investments				173,000
Accumulated deficit				509,052	407,841
Working capital				935,900
Debt financing coming due within the next 12 months				15,300
Increase of net loss				101,211	156,124	$ 59,414
Negative cash flows from operating activities				101,266	33,671	29,678
Proceeds from public exercises warrant				145,300
Proceeds from convertible notes				$ 446,827	$ 33,081	$ 63,250
AlsoEnergy, Inc | Subsequent Event
Liquidity And Going Concern [Abstract]
Percent of outstanding shares acquired	100.00%
Aggregate purchase price	$ 695,000
Cash percentage	75.00%
2028 Convertible Notes | Convertible Notes
Liquidity And Going Concern [Abstract]
Proceeds from convertible notes		$ 445,700
Energy Storage Systems
Description Of Business [Abstract]
Estimated useful life				10 years
Maximum | Energy Storage Systems
Description Of Business [Abstract]
Estimated useful life				20 years